Fair Value of Financial Instruments - Summary of Level 3 warrants liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A Common Stock Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	$ 0
Issuance of financial instruments carried at fair value	18,800
Liability recorded at fair value	0
Loss/(gain) from changes in fair value of the warrant liabilities	19,529
Settlement	(38,329)
Balance at the ending of the year	0	$ 0
Preferred Stock Warrant Series B And C [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	558
Liability recorded at fair value	0
Loss/(gain) from changes in fair value of the warrant liabilities	1,568
Settlement	(2,126)
Balance at the ending of the year	0	558
Warrants Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	558	1	$ 542
Loss/(gain) from changes in fair value of the warrant liabilities		557	(541)
Balance at the ending of the year		558	$ 1
Bridge Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	77,033
Loss/(gain) from changes in fair value of the warrant liabilities	64
Settlement	(77,097)
Balance at the ending of the year	0	0
Consent Fee Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	2,715
Loss/(gain) from changes in fair value of the warrant liabilities	(251)
Settlement	(2,464)
Balance at the ending of the year	0	0
Sponsor Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	17,659
Loss/(gain) from changes in fair value of the warrant liabilities	(2,241)
Settlement	0
Balance at the ending of the year	15,418	0
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	14,902
Loss/(gain) from changes in fair value of the warrant liabilities	(2,539)
Settlement	0
Balance at the ending of the year	$ 12,363	$ 0